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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
                 ------------------------------------
   Address:      2000 Avenue of the Stars, 12th Floor
                 ------------------------------------
                 Los Angeles, CA 90067
                 ------------------------------------

Form 13F File Number:    028-12290
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA       August 14, 2012
   -------------------------------    -----------------     -----------------
           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $2,037,457
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.
3.     28-14343         ACOF Operating Manager III, LLC
4.     28-              ASSF Operating Manager, LLC

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include each manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
    COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5             COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- ------------   ---------------        ---------- -------- ----------------
Name of Issuer                 Title of         CUSIP   MARKET VALUE   SHRS OR PRN AMT SH/PRN INVESTMENT OTHER    VOTING AUTHORITY
                                Class                      (x$1000)                           DISCRETION MANAGERS SOLE
---------------------------- ---------------- --------- ------------   --------------- ------ ---------- -------- ----------------
Air Lease Corp               CL A             00912X302   $134,653       6,944,444      SH     Defined      3, 4*    6,944,444
Alere Inc.                   PERP PFD CON SER 01449J204    $22,126         106,890      SH     Defined                 106,890
Alere Inc.                   COM              01449J105    $15,694         807,298      SH     Defined      4*         807,298
Ares Capital Corporation     COM              04010L103    $45,644       2,859,882      SH     Sole                  2,859,882
Ares Commercial Real Estate  COM              04013V108     $8,740         500,000      SH     Sole                    500,000
Charter Communications, Inc. CL A NEW         16117M305    $40,608         572,999      SH     Defined      4*         572,999
Cumulus Media, Inc.          CL A             231082108    $12,037       3,999,055      SH     Defined      4*       3,999,055
Delphi Automotive Plc        SHS              G27823106    $96,346       3,778,270      SH     Defined      4*       3,778,270
Exco Resources Inc.          Com              269279402    $99,374      13,092,787      SH     Defined      1, 2*   13,092,787
General Mtrs Co              JR PFD CNV SRB   37045V209   $354,244          10,670      SH     Sole                     10,670
GNC Hldgs Inc.               COM CL A         36191G107   $477,936      12,192,244      SH     Defined      2*      12,192,244
Lear Corp                    COM NEW          521865204    $61,917       1,641,062      SH     Defined      4*       1,641,062
LyondellBasell Industries NV SHS-A            N53745100   $341,102       8,470,382      SH     Defined      3, 4*    8,470,382
Nortek Inc.                  COM NEW          656559309   $310,311       6,201,258      SH     Defined      2, 3*    6,201,258
SandRidge Energy, Inc.       COM              80007P307    $16,725       2,500,000      SH     Defined      2*       2,500,000
                                                        $2,037,457      63,677,241                                  63,677,241
